Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about derivative financial instruments
For each class of commodity contract derivative type, the fair value amounts are as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Commodity purchase contracts accounted for as derivative contracts
Forward purchases of electricity	—	—	—	—	(10)	(10)
Forward purchases of gas	60	(64)	(4)	82	(97)	(15)
Derivative financial instruments linked to commodity prices
Electricity capacity	1	—	1	2	—	2
Electricity swaps	7	(46)	(39)	11	(61)	(50)
Electricity options	—	(1)	(1)	—	—	—
Gas swaps	1	(4)	(3)	11	(2)	9
Gas options	—	(1)	(1)	—	—	—
	69	(116)	(47)	106	(170)	(64)
The total fair value of derivatives split by category is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Financing derivatives	1,545	(945)	600	1,707	(2,223)	(516)
Commodity derivatives[1]	69	(116)	(47)	106	(170)	(64)
Further Acquisition Agreement derivative[2]	110	—	110	—	—	—
	1,724	(1,061)	663	1,813	(2,393)	(580)

1.
Comparative amounts have been re-presented to reflect the reclassification of commodity derivative contracts from trade and other receivables (31 March 2017: £54 million), trade and other payables (31 March 2017: £93 million), other non-current assets (31 March 2017: £52 million) and other non-current liabilities (31 March 2017: £77 million), to current and non-current derivative financial assets and derivative financial liabilities.

2.
This year a further derivative category has been added for the Further Acquisition Agreement (FAA) derivative. This relates to the put/call option over a 14% interest in Quadgas HoldCo Limited. Refer to note 15 for further details.

For each class of financing derivative instrument type the fair value amounts are as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Interest rate swaps	678	(457)	221	849	(657)	192
Cross-currency interest rate swaps	687	(207)	480	676	(909)	(233)
Foreign exchange forward contracts[1]	174	(2)	172	160	(113)	47
Inflation linked swaps	5	(278)	(273)	7	(529)	(522)
Equity options	1	(1)	—	15	(15)	—
	1,545	(945)	600	1,707	(2,223)	(516)

1.	Included within the foreign exchange forward contracts balance is £67 million (2017: £69 million) of derivatives in relation to hedging of capital expenditure.

For each class of commodity contract derivative, our exposure based on the notional quantities is as follows:

	2018	2017
Forward purchases of electricity[1]	0 GWh	159 GWh
Forward purchases of gas[2]	54m Dth	54m Dth
Electricity swaps	12,839 GWh	12,776 GWh
Electricity options	13,897 GWh	17,793 GWh
Electricity capacity	0.6 GWm	0.7 GWm
Gas swaps	100m Dth	83m Dth
Gas options	7m Dth	9m Dth
NYMEX gas futures[3]	0 Dth	3m Dth

1.	Forward electricity purchases expired on 30 September 2017. The contractual obligations under these contracts are £nil (2017: £15 million).

2.	Forward gas purchases have terms up to three years. The contractual obligations under these contracts are £96 million (2017: £131 million).

3.	NYMEX gas futures have been offset with related margin accounts (see note 30(a)).
For each class of financing derivative the notional contract[1] amounts are as follows:

	2018	2017
	£m	£m
Interest rate swaps	(8,390)	(9,469)
Cross-currency interest rate swaps	(6,925)	(8,631)
Foreign exchange forward contracts	(5,793)	(8,253)
Inflation linked swaps	(1,191)	(1,423)
Equity options	(800)	(800)
	(23,099)	(28,576)
1. The notional contract amounts of derivatives indicate the gross nominal value of transactions outstanding at the reporting date.

Disclosure of maturity analysis for derivative financial liabilities
The maturity profile of commodity contracts is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than one year	30	(76)	(46)	54	(93)	(39)
	30	(76)	(46)	54	(93)	(39)
Non-current
In 1 to 2 years	6	(17)	(11)	8	(36)	(28)
In 2 to 3 years	6	(11)	(5)	7	(9)	(2)
In 3 to 4 years	6	(3)	3	6	(7)	(1)
In 4 to 5 years	5	(2)	3	6	(5)	1
More than 5 years	16	(7)	9	25	(20)	5
	39	(40)	(1)	52	(77)	(25)
	69	(116)	(47)	106	(170)	(64)
The maturity profile of financing derivative instruments is as follows:

	2018			2017
	Assets £m	Liabilities £m	Total £m	Assets £m	Liabilities £m	Total £m
Current
Less than 1 year	375	(325)	50	192	(1,054)	(862)
	375	(325)	50	192	(1,054)	(862)
Non-current
In 1 to 2 years	83	(88)	(5)	199	(305)	(106)
In 2 to 3 years	25	(27)	(2)	122	(160)	(38)
In 3 to 4 years	418	(5)	413	39	(83)	(44)
In 4 to 5 years	12	—	12	419	(36)	383
More than 5 years	632	(500)	132	736	(585)	151
	1,170	(620)	550	1,515	(1,169)	346
	1,545	(945)	600	1,707	(2,223)	(516)

Disclosure of detailed information about hedging instruments
Fair value hedges
Fair value hedges principally consist of interest rate and cross-currency swaps that are used to protect against changes in the fair value of fixed-rate, long-term financial instruments due to movements in market interest rates and foreign exchange rates. For qualifying fair value hedges, all changes in the fair value of the derivative and changes in the fair value of the item in relation to the risk being hedged are offset in the income statement to the extent the fair value hedge is effective. Adjustments made to the carrying amount of the hedged item for fair value hedges will be amortised over the remaining life, in line with the hedged item.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	496	548
16. Derivative financial instruments continued

(d) Hedge accounting continued
Cash flow hedges
Exposure arises from the variability in future interest and currency cash flows on assets and liabilities which bear interest at variable rates or are in a foreign currency. Interest rate and cross-currency swaps are maintained, and designated as cash flow hedges, where they qualify, to manage this exposure. Fair value changes on designated cash flow hedges are initially recognised in other comprehensive income as gains or losses recognised in equity and transferred to the cash flow hedge reserve, and any ineffective portion is recognised immediately in the income statement. Amounts are transferred from equity and recognised in the income statement as the income or expense is recognised on the hedged item.

Forward foreign currency contracts are used to hedge anticipated and committed future currency cash flows. Where these contracts qualify for hedge accounting they are designated as cash flow hedges. On recognition of the underlying transaction in the financial statements, the associated hedge gains and losses, deferred in equity, are transferred and included with the recognition of the underlying transaction.

When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously reported in equity is transferred to the income statement.

Where a non-financial asset or a non-financial liability results from a forecast transaction or firm commitment being hedged, the amounts deferred in equity are included in the initial measurement of that non-monetary asset or liability.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	138	(180)
Foreign exchange forward contracts	66	69
	204	(111)

Net investment hedges
Borrowings, cross-currency swaps and forward currency contracts are used in the management of the foreign exchange exposure arising from the investment in non-sterling denominated subsidiaries. Where these contracts qualify for hedge accounting they are designated as net investment hedges.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	(104)	(544)
Foreign exchange forward contracts	87	(56)
	(17)	(600)

Disclosure of detailed information about derivatives not in a formal hedge relationship
Derivatives not in a formal hedge relationship
Our policy is not to use derivatives for trading purposes. However, due to the complex nature of hedge accounting under IAS 39 some derivatives may not qualify for hedge accounting, or are specifically not designated as a hedge where natural offset is more appropriate. Changes in the fair value of any derivative instruments that do not qualify for hedge accounting are recognised in remeasurements within the income statement.

	2018	2017
	£m	£m
Cross-currency interest rate/interest rate swaps	171	135
Foreign exchange forward contracts	19	34
Inflation linked swaps	(273)	(522)
Equity options	—	—
Commodity derivatives (all categories)	(47)	(64)
Further Acquisition Agreement derivative	110	—
	(20)	(417)